Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash		$ 12,363,439	$ 13,084,258
Accounts receivable, net		1,122,807	741,815
Prepayments		99,858	19,214,297
Other receivables		70,956	57,453
Intangible Assets - Crypto Assets	[1]	119,962
Current assets of discontinued operations			139,615
Total current assets		13,777,022	33,237,438
NON-CURRENT ASSETS
Property and equipment, net		12,190	12,232
Non-current assets of discontinued operations			73,299
Total non-current assets		12,190	85,531
TOTAL ASSETS		13,789,212	33,322,969
CURRENT LIABILITIES
Accounts payable		622,909	639,113
Due to related parties		194,364	192,173
Taxes payable		461	695
Accruals and other payables		1,623,363	697,429
Current liabilities of discontinued operations			1,463,465
Total current liabilities		2,441,097	2,992,875
Operating lease liabilities - non-current
Total non-current liabilities
TOTAL LIABILITIES		2,441,097	2,992,875
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		65,169,720	63,770,261
Statutory reserve			282,545
Accumulated deficits		(53,241,346)	(33,628,317)
Accumulated other comprehensive gain/(loss)		(768,127)	(241,722)
Total shareholders’ equity		11,348,115	30,330,094
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,789,212	33,322,969
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[2]	179,121	143,648
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	[2]	$ 8,747	$ 3,679

[1]	Certain counterparties may settle commercial obligations via USDT transfers facilitated through Binance.US, an independently operated United States crypto trading platform. All contractual consideration is denominated in United States dollars, and stablecoins serve solely as a payment rail to settle underlying commercial obligations.
[2]	The Company completed a 25-for-1 share consolidation of its Class A and Class B ordinary shares on May 5, 2025 and September 8, 2025, respectively.